Investments in Affiliates - Summarized Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Financial information
Current assets	¥ 6,474,731		¥ 7,117,056		$ 887,032
Current liabilities	1,429,276		1,891,218		195,809
Net income	487,004	$ 66,719	1,001,015	¥ 971,589
Group's equity method investments assuming 100%
Financial information
Current assets	2,473,533		3,348,901		338,873
Non-current assets	38,956,919		31,949,789		5,337,076
Current liabilities	908,774		1,853,262		124,502
Non-current liabilities	979,398		555,307		$ 134,177
Revenue	123,474	16,916	166,859	268,654
Loss from operations	(756,712)	(103,669)	(167,920)	(207,143)
Net realized and unrealized gains from investments	594,507	81,447	1,357,034	1,962,039
Net income	¥ (157,665)	$ (21,600)	¥ 1,204,643	¥ 1,772,444